================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q


                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act file number 811-02183




                         MassMutual Corporate Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               1500 Main Street, Suite 600, Springfield, MA 01115
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               (Address of principal executive offices) (Zip code)



                Rodney J. Dillman, Vice President and Secretary,
               1500 Main Street, Suite 2800, Springfield, MA 01115
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 413-226-1000


                               ___________________


                         Date of fiscal year end: 12/31

                               ___________________


                       Date of reporting period: 09/30/07

                               ___________________



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

ITEM 1.  SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS              MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or        Acquisition
CORPORATE RESTRICTED SECURITIES - 73.75%:(A)                   Principal Amount         Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 66.53%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in
Texas, Florida and Arizona.
  12% Senior Subordinated Note due 2012                          $  2,125,000         04/08/04     $  2,125,000     $  2,146,250
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                             2,323 shs.         04/08/04             --                 23
  Warrant, exercisable until 2012, to purchase
    preferred stock at $.01 per share                             63,287 shs.         03/23/06           63,957           63,957
                                                                                                   ------------     ------------
                                                                                                      2,188,957        2,210,230
                                                                                                   ------------     ------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and
government clients.
  10.5% Senior Secured Term Note due 2014                        $  1,627,500         03/09/07        1,603,088        1,616,459
  14% Senior Subordinated Note due 2015                          $  1,260,000         03/09/07        1,128,087        1,250,720
  Common Stock (B)                                               262,500 shs.         03/09/07          262,500          249,375
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                            66,116 shs.         03/09/07          111,527              661
                                                                                                   ------------     ------------
                                                                                                      3,105,202        3,117,215
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
  12% Senior Subordinated Note due 2010                          $  2,125,000         01/22/04        1,968,089        2,089,001
  Preferred Class A Unit (B)                                       3,223 uts.                *          322,300          273,955
  Common Class B Unit (B)                                         30,420 uts.         01/22/04                1              304
  Common Class D Unit (B)                                          6,980 uts.         09/12/06                1               70
                                                                                                   ------------     ------------
                                                                                                      2,290,391        2,363,330
                                                                                                   ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and
commercial overhead garage doors in North America.
  12% Senior Subordinated Note due 2012                          $  1,627,660         05/18/05        1,542,471        1,577,680
  Common Stock (B)                                                   497 shs.         05/18/05          497,340          190,081
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               130 shs.         05/18/05          112,127           49,830
                                                                                                   ------------     ------------
                                                                                                      2,151,938        1,817,591
                                                                                                   ------------     ------------
AUGUSTA SPORTSWEAR HOLDING CO.
A manufacturer and distributor of athletic apparel,
activewear and team uniforms.
  12% Senior Subordinated Note due 2012                          $  1,686,800         12/31/04        1,595,055        1,686,800
  Common Stock (B)                                                   520 shs.               **          519,621        1,243,330
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               137 shs.         12/31/04          119,482          328,976
                                                                                                   ------------     ------------
                                                                                                      2,234,158        3,259,106
                                                                                                   ------------     ------------
BETA BRANDS LTD.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  5% Promissory Note due 2009 (B)                                $    195,498         03/31/04          195,498             --
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                             4,895 shs.         03/31/04                1             --
                                                                                                   ------------     ------------
                                                                                                        195,499             --
                                                                                                   ------------     ------------
 *01/22/04 and 09/12/06.
**12/31/04, 03/31/05, and 05/02/06.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               7

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                 Principal Amount         Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer
products including canopies, trampolines, in-line skates,
skateboards, and urethane wheels.
  12.5% Senior Subordinated Note due 2014                        $  2,281,593         06/30/06     $  2,152,611     $  2,254,241
  Preferred Stock Class A (B)                                        879 shs.         06/30/06          268,121          238,939
  Common Stock (B)                                                      1 sh.         06/30/06              286              256
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                               309 shs.         06/30/06           92,102           83,974
                                                                                                   ------------     ------------
                                                                                                      2,513,120        2,577,410
                                                                                                   ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                               1,882 uts.         04/29/00            8,395              420
  Common Membership Interests (B)                                 24,318 uts.         04/29/00          108,983            5,442
                                                                                                   ------------     ------------
                                                                                                        117,378            5,862
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceutical products.
  Common Stock (B)                                                   109 shs.                *              503          447,145
                                                                                                   ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power
injection syringes.
  8.75% Senior Secured Term Note due 2010                        $    355,072         04/30/03          355,072          359,074
  11.5% Senior Subordinated Note due 2011                        $    424,818         04/30/03          401,168          425,674
  Common Stock (B)                                               126,812 shs.         04/30/03          126,812          430,253
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                            87,672 shs.         04/30/03           40,804          297,457
                                                                                                   ------------     ------------
                                                                                                        923,856        1,512,458
                                                                                                   ------------     ------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into
the retail and wholesale markets.
  12% Senior Subordinated Note due 2014                          $  2,393,954         01/12/07        2,233,201        2,342,317
  Limited Liability Company Unit Class A (B)                     156,046 uts.         01/12/07          156,046          148,244
  Limited Liability Company Unit Class C (B)                     112,873 uts.         01/12/07          112,873          107,230
                                                                                                   ------------     ------------
                                                                                                      2,502,120        2,597,791
                                                                                                   ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor
synthetic sports flooring and other temporary flooring
products.
  12% Senior Subordinated Note due 2012 (D)                      $  2,001,121               **        1,840,887        1,000,560
  Limited Partnership Interest (B)                                 7.74% int.              ***          189,586             --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               174 shs.               **          160,233             --
                                                                                                   ------------     ------------
                                                                                                      2,190,706        1,000,560
                                                                                                   ------------     ------------
CONSOLIDATED FOUNDRIES HOLDINGS
A manufacturer of engineered cast metal components for
the global aerospace and defense industries.
  12% Senior Subordinated Note due 2013                          $  2,185,714         06/15/05        2,104,309        2,207,570
  Common Stock (B)                                                   509 shs.             ****          526,095        1,331,580
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                               103 shs.         06/15/05          100,667          269,320
                                                                                                   ------------     ------------
                                                                                                      2,731,071        3,808,470
                                                                                                   ------------     ------------
   *12/30/97 and 05/29/99.
  **08/12/04 and 01/18/05.
 ***08/12/04 and 01/14/05.
****06/15/05 and 05/22/06.
--------------------------------------------------------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                 Principal Amount         Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals
targeted at niche applications.
  12% Senior Subordinated Note due 2013                          $  2,550,000         08/04/05     $  2,434,807     $  2,562,750
  Warrant, exercisable until 2013, to purchase
    common stock at $.001 per share (B)                               20 shs.         08/04/05          137,166           68,932
                                                                                                   ------------     ------------
                                                                                                      2,571,973        2,631,682
                                                                                                   ------------     ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range
of capital equipment that is used in the extrusion,
conversion, and processing of plastic materials.
  12% Senior Subordinated Note due 2014                          $  1,847,826         10/30/06        1,733,297        1,889,134
  Limited Partnership Interest (B)                               702,174 uts.         10/30/06          702,174          667,065
  Warrant, exercisable until 2014, to purchase
    preferred stock at $.01 per share (B)                             50 shs.         10/30/06           49,830                1
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                34 shs.         10/30/06           34,000             --
                                                                                                   ------------     ------------
                                                                                                      2,519,301        2,556,200
                                                                                                   ------------     ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive
security systems, audio products and installation
accessories.
  Common Stock (B)                                               368,560 shs.                *        1,856,534        1,470,554
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
  Membership Interests of MM/Lincap
    Diversco Investments Ltd. LLC (B)                             27.19% int.         08/27/98          734,090             --
  Preferred Stock (B)                                              3,278 shs.         12/14/01        2,784,133             --
  Warrants, exercisable until 2011, to purchase common
    stock of DHI Holdings, Inc. at $.01 per share (B)             13,352 shs.               **          403,427             --
                                                                                                   ------------     ------------
                                                                                                      3,921,650             --
                                                                                                   ------------     ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the
recreational vehicle market.
  10% Senior Secured Term Note due 2013                          $    540,000         11/01/06          531,900          536,309
  13% Senior Subordinated Note due 2014                          $    855,000         11/01/06          764,827          847,989
  Common Stock (B)                                               180,000 shs.         11/01/06          180,000          171,000
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                            56,514 shs.         11/01/06           78,160              565
                                                                                                   ------------     ------------
                                                                                                      1,554,887        1,555,863
                                                                                                   ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
  Common Stock (B)                                                 6,906 shs.              ***          690,600          936,998
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             2,034 shs.         10/30/03          186,469          275,915
                                                                                                   ------------     ------------
                                                                                                        877,069        1,212,913
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems
used for intravenous drug delivery.
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                22 shs.         06/28/04           77,208          171,101
                                                                                                   ------------     ------------
  *12/19/05 and 06/17/06.
 **10/24/96 and 08/28/98.
***10/30/03 and 01/02/04.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               9

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                 Principal Amount         Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
EAGLE PACK PET FOODS, INC.
A manufacturer of premium pet food sold through
independent pet stores.
  12% Senior Subordinated Note due 2011                          $  1,517,857                *     $  1,483,923     $  1,533,036
  Warrant, exercisable until 2011, to purchase
    common stock at $.02 per share (B)                             4,085 shs.         09/24/04           39,464          124,757
                                                                                                   ------------     ------------
                                                                                                      1,523,387        1,657,793
                                                                                                   ------------     ------------
ELECTRA BICYCLE COMPANY, INC.
A designer and marketer of branded leisure bicycles.
  10.5% Senior Secured Term Note A due 2009                      $    255,061         04/12/07          249,960          253,402
  10.5% Senior Secured Term Note B due 2012                      $    746,052         04/12/07          731,770          738,024
  12% Senior Secured Term Note C due 2012                        $    510,121         04/12/07          474,967          500,116
  Limited Liability Company Unit Series F                         64,597 uts.         04/12/07           64,597           61,367
  Limited Liability Company Unit Series G (B)                      4,990 uts.         04/12/07            4,990            4,741
                                                                                                   ------------     ------------
                                                                                                      1,526,284        1,557,650
                                                                                                   ------------     ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  Limited Partnership Interest (B)                                 1.32% int.         03/30/00          531,250           63,750
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                            29,117 shs.         03/30/00          255,000           42,500
                                                                                                   ------------     ------------
                                                                                                        786,250          106,250
                                                                                                   ------------     ------------
Evans Consoles, Inc.
A designer and manufacturer of consoles and control
center systems.
  Common Stock                                                    90,000 shs.         05/06/04                6             --
                                                                                                   ------------     ------------
F H S HOLDINGS LLC
A national provider of customized disease management
services to large self-insured employers.
  12% Senior Subordinated Note due 2014                          $  2,390,625         06/01/06        2,233,928        2,351,183
  Preferred Unit (B)                                                 158 uts.         06/01/06          157,768          157,780
  Common Unit (B)                                                  1,594 uts.         06/01/06            1,594          107,691
  Common Unit Class B (B)                                          1,386 uts.         06/01/06          122,361           93,624
                                                                                                   ------------     ------------
                                                                                                      2,515,651        2,710,278
                                                                                                   ------------     ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated
sheet material for the food and consumer products
packaging industries.
  10% Senior Secured Term Note due 2013                          $    918,385         04/13/06          904,609          915,704
  14% Senior Subordinated Note due 2014                          $    555,059         04/13/06          500,725          554,129
  Common Stock (B)                                               109,436 shs.         04/13/06          109,436           93,067
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                            30,940 shs.         04/13/06           48,433           26,312
                                                                                                   ------------     ------------
                                                                                                      1,563,203        1,589,212
                                                                                                   ------------     ------------
FOWLER HOLDING, INC.
A provider of site development services to residential
homebuilders and developers in the Raleigh/Durham
region of North Carolina.
  12% Senior Subordinated Note due 2013                          $  2,365,217         02/03/06        2,154,228        2,273,414
  Common Stock (B)                                                   185 shs.         02/03/06          184,783           71,010
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                               254 shs.         02/03/06          208,435           97,680
                                                                                                   ------------     ------------
                                                                                                      2,547,446        2,442,104
                                                                                                   ------------     ------------
*09/24/04 and 04/20/06.
--------------------------------------------------------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                 Principal Amount         Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for
a wide variety of commercial vehicles.
  12% Senior Subordinated Note due 2014                          $  2,337,500         01/31/06     $  2,186,900     $  2,251,105
  Common Stock (B)                                               212,500 shs.         01/31/06          212,500          144,461
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                           138,408 shs.         01/31/06          119,213           94,092
                                                                                                   ------------     ------------
                                                                                                      2,518,613        2,489,658
                                                                                                   ------------     ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and
wood furniture.
  12% Senior Subordinated Note due 2013                          $  2,210,000         02/10/06        2,063,211        1,995,885
  Preferred Stock (B)                                                 20 shs.         09/18/07           20,238           18,216
  Common Stock (B)                                                   340 shs.         02/10/06          340,000             --
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                               126 shs.         02/10/06          116,875                1
                                                                                                   ------------     ------------
                                                                                                      2,540,324        2,014,102
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                     1.19% int.         07/21/94          367,440             --
                                                                                                   ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and
wall decor products.
  12.5% Senior Subordinated Note due 2012                        $  2,043,269                *        1,889,638        2,049,012
  Common Stock (B)                                                    63 shs.                *           62,742           75,288
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                               200 shs.                *          199,501          239,401
                                                                                                   ------------     ------------
                                                                                                      2,151,881        2,363,701
                                                                                                   ------------     ------------
INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property
claim administration services for insurance companies.
  Common Stock                                                        69 shs.         02/27/07            2,077             --
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share                                    20 shs.         02/27/07              612             --
                                                                                                   ------------     ------------
                                                                                                          2,689             --
                                                                                                   ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  12% Senior Secured Note due 2008 (D)                           $  1,644,444         03/01/04        1,646,101          416,111
  Common Stock (B)                                                   228 shs.         06/01/00          262,200             --
                                                                                                   ------------     ------------
                                                                                                      1,908,301          416,111
                                                                                                   ------------     ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                          $    963,687         08/04/00          938,967          956,218
  Limited Partnership Interest of
    Saw Mill Capital Fund II, L.P. (B)                             2.50% int.         08/03/00          886,352          896,924
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                            50,870 shs.         08/04/00          115,412          180,127
                                                                                                   ------------     ------------
                                                                                                      1,940,731        2,033,269
                                                                                                   ------------     ------------
*06/30/04 and 08/19/04.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              11

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                 Principal Amount         Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets
and containers.
  12% Senior Subordinated Note due 2011                          $  1,593,750         12/15/04     $  1,520,310     $  1,609,688
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             1,121 shs.         12/15/04          101,109          218,648
                                                                                                   ------------     ------------
                                                                                                      1,621,419        1,828,336
                                                                                                   ------------     ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the
custom framing market.
  13.5% Senior Subordinated Note due 2013                        $  2,455,910         05/25/06        2,344,849        2,453,059
  Common Stock (B)                                               134,210 shs.         05/25/06          134,210          102,811
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                            82,357 shs.         05/25/06           71,534           63,089
                                                                                                   ------------     ------------
                                                                                                      2,550,593        2,618,959
                                                                                                   ------------     ------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio
doors throughout the northwestern United States.
  12% Senior Subordinated Note due 2014                          $  2,318,000         03/14/07        2,117,690        2,268,618
  Common Stock (B)                                                   232 shs.         03/13/07          232,000          220,400
  Warrant, excercisable until 2017, to purchase
    common stock at $.01 per share (B)                               167 shs.         03/14/07          162,260                2
                                                                                                   ------------     ------------
                                                                                                      2,511,950        2,489,020
                                                                                                   ------------     ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  9.17% Senior Secured Revolving Note due 2008 (C)               $    238,503         06/16/00          238,503          236,991
  12% Senior Secured Tranche B Note due 2008                     $    550,392         06/16/00          544,367          550,392
  Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                        5.29% int.         06/12/00          333,490          471,228
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                             1,108 shs.         06/12/00           45,866          157,965
                                                                                                   ------------     ------------
                                                                                                      1,162,226        1,416,576
                                                                                                   ------------     ------------
KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
  12% Senior Subordinated Note due 2012                          $  1,831,548         02/27/04        1,709,814        1,849,863
  Common Stock                                                        12 shs.         02/27/04           12,871          222,035
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share                                    11 shs.         02/27/04            7,793          203,228
                                                                                                   ------------     ------------
                                                                                                      1,730,478        2,275,126
                                                                                                   ------------     ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2008 (D)                    $  3,845,000                *        3,587,623             --
  Common Stock (B)                                                 5,800 shs.                *          406,003             --
  Warrant, exercisable until 2008, to purchase
    common stock at $.11 per share (B)                            15,572 shs.                *          602,127             --
                                                                                                   ------------     ------------
                                                                                                      4,595,753             --
                                                                                                   ------------     ------------
*12/23/98 and 01/28/99.
--------------------------------------------------------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                 Principal Amount         Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MAGNATECH INTERNATIONAL, INC.
A supplier of process equipment and related parts used
in the manufacturing of medium and high-pressure
reinforced hoses.
  12% Senior Subordinated Note due 2014                          $  1,168,750         04/05/06     $  1,091,909     $  1,180,218
  13% Preferred Stock (B)                                            565 shs.         04/05/06          565,335          638,823
  Common Stock (B)                                                   125 shs.         04/05/06          125,048          400,074
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                13 shs.         04/05/06           12,905           41,271
                                                                                                   ------------     ------------
                                                                                                      1,795,197        2,260,386
                                                                                                   ------------     ------------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services,
lettershop services, and commercial printing services.
  12.5% Senior Subordinated Note due 2014                        $    975,000         05/04/07          912,469          968,157
  Limited Liability Company Unit (B)                              23,000 uts.         05/04/07          300,000          285,000
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                             3,375 shs.         05/04/07           43,031               34
                                                                                                   ------------     ------------
                                                                                                      1,255,500        1,253,191
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of
wine bottles.
  9.86% Senior Secured Tranche A Note due 2010 (C)               $    571,644         09/03/04          571,644          573,779
  12% Senior Secured Tranche B Note due 2011                     $    313,433         09/03/04          286,242          312,752
  Limited Partnership Interest (B)                                 7.84% int.         09/03/04           58,769           46,898
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               425 shs.         09/03/04           39,473           33,885
                                                                                                   ------------     ------------
                                                                                                        956,128          967,314
                                                                                                   ------------     ------------
MAXON CORPORATION
A manufacturer of industrial combustion equipment and
related shut-off valves and control valves.
  12% Senior Subordinated Note due 2012                          $    962,215         09/30/04          895,823          980,121
  8.75% Senior Subordinated Note due 2012                        $  1,155,562         09/30/04        1,155,562        1,178,334
  Common Stock (B)                                               381,672 shs.         09/30/04          381,672        2,122,183
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           153,572 shs.         09/30/04           90,897          853,893
                                                                                                   ------------     ------------
                                                                                                      2,523,954        5,134,531
                                                                                                   ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a
value-added supplier of metal tubing and bars.
  12% Senior Subordinated Note due 2013                          $  2,685,614                *        2,537,566        2,706,506
  Common Stock (B)                                                   450 shs.                *          450,000          274,814
  Warrant, exercisable until 2013, to purchase
    common stock at $.02 per share (B)                               164 shs.                *          162,974          100,142
                                                                                                   ------------     ------------
                                                                                                      3,150,540        3,081,462
                                                                                                   ------------     ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial
furniture manufacturers and architectural and design firms.
  12% Senior Subordinated Note due 2014                          $  1,168,847         08/04/06        1,047,247        1,192,224
  Limited Partnership Interest (B)                               106,153 uts.         08/04/06          106,153          164,254
  Warrant, exercisable until 2014, to purchase
    common stock at $.02 per share (B)                             1,107 shs.         08/04/06          107,109          171,215
                                                                                                   ------------     ------------
                                                                                                      1,260,509        1,527,693
                                                                                                   ------------     ------------
*08/12/05 and 09/11/06.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              13

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                 Principal Amount         Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood,
and electric hearth products and accessories.
  12% Senior Subordinated Note due 2014                          $  2,550,000         03/31/06     $  2,375,866     $  2,410,624
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                               152 shs.         03/31/06          138,125                2
                                                                                                   ------------     ------------
                                                                                                      2,513,991        2,410,626
                                                                                                   ------------     ------------
MORTON INDUSTRIAL GROUP, INC.
A manufacturer of highly engineered metal
fabricated components.
  12% Senior Subordinated Note due 2014                          $  2,440,909         08/25/06        2,253,898        2,263,806
  Common Stock (B)                                               109,091 shs.         08/25/06          109,091           87,273
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                           173,633 shs.         08/25/06          149,940            1,736
                                                                                                   ------------     ------------
                                                                                                      2,512,929        2,352,815
                                                                                                   ------------     ------------
MOSS, INC.
A manufacturer and distributor of large display and
exhibit structures.
  Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)               33.59% int.                *          348,620          600,902
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               214 shs.         12/21/05           36,647           36,891
                                                                                                   ------------     ------------
                                                                                                        385,267          637,793
                                                                                                   ------------     ------------
NABCO, INC.
A producer of explosive containment vessels in the
United States.
  12% Senior Subordinated Note due 2014                          $    665,625         02/24/06          615,619          565,781
  Limited Liability Company Unit (B)                                 825 uts.               **          825,410          412,705
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                48 shs.         02/24/06           37,188             --
                                                                                                   ------------     ------------
                                                                                                      1,478,217          978,486
                                                                                                   ------------     ------------
NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing
machinery for the knit and woven segments of the global
textile industry.
  12% Senior Subordinated Note due 2014                          $  1,234,551         05/28/04        1,134,627        1,214,646
  8.75% Senior Secured Note due 2011                             $    644,663         05/28/04          644,663          641,632
  Common Stock (B)                                               674,157 shs.         05/28/04          674,157          471,910
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           203,912 shs.         05/28/04          130,789          142,738
                                                                                                   ------------     ------------
                                                                                                      2,584,236        2,470,926
                                                                                                   ------------     ------------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment
to the electric utility, telecommunications, and various
other industries.
  12% Senior Subordinated Note due 2015                          $  2,125,000         08/02/07        1,888,243        2,104,966
  Common Stock (B)                                               425,000 shs.         08/02/07          425,000          403,750
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                           119,360 shs.         08/02/07          194,257            1,194
                                                                                                   ------------     ------------
                                                                                                      2,507,500        2,509,910
                                                                                                   ------------     ------------
 *09/20/00, 05/23/02 and 02/21/07.
**02/24/06 and 06/22/07.
--------------------------------------------------------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                 Principal Amount         Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection
molded precision components used in industrial, consumer,
and other applications.
  12% Senior Subordinated Note due 2014                          $  1,530,000         02/02/07     $  1,408,570     $  1,450,215
  Limited Partnership Interest of
    Saw Mill PCG Partners LLC (B)                                  1,020 uts.         02/01/07        1,020,000          918,000
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                91 shs.         02/02/07           90,830                1
                                                                                                   ------------     ------------
                                                                                                      2,519,400        2,368,216
                                                                                                   ------------     ------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel
chips in North America.
  12.25% Senior Subordinated Note due 2012                       $  1,863,462         03/29/04        1,856,139        1,876,326
  10% Preferred Stock (B)                                            255 shs.         03/29/04          255,083          256,444
  Common Stock (B)                                                 6,455 shs.         03/29/04            6,455          176,314
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             8,622 shs.         03/29/04            7,323          235,507
                                                                                                   ------------     ------------
                                                                                                      2,125,000        2,544,591
                                                                                                   ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                $    812,500         01/28/02          812,500          771,875
  11.5% Senior Subordinated Note due 2012                        $  1,500,000         01/28/02        1,410,342        1,125,000
  Common Stock (B)                                               312,500 shs.         01/28/02          312,500             --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           243,223 shs.         01/28/02          162,045             --
                                                                                                   ------------     ------------
                                                                                                      2,697,387        1,896,875
                                                                                                   ------------     ------------
O R S NASCO HOLDING, INC.
A wholesale distributor of industrial supplies in
North America.
  13% Senior Subordinated Note due 2013                          $  2,372,732         12/20/05        2,239,518        2,420,187
  Common Stock (B)                                               177,268 shs.         12/20/05          177,268          349,846
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                            99,771 shs.         12/20/05           98,773          196,902
                                                                                                   ------------     ------------
                                                                                                      2,515,559        2,966,935
                                                                                                   ------------     ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision
automated process equipment for the medical device
industry, with a focus on defibrillators and stents.
  10% Senior Secured Note due 2012                               $    565,452         01/03/06          556,970          563,718
  13% Senior Subordinated Note due 2013                          $    687,241         01/03/06          619,398          685,335
  Common Stock (B)                                               322,307 shs.         01/03/06          322,307          322,191
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                            75,378 shs.         01/03/06           62,824           75,351
                                                                                                   ------------     ------------
                                                                                                      1,561,499        1,646,595
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and
British Columbia.
  12% Senior Subordinated Note due 2008                          $  1,022,000         08/07/98        1,022,000        1,004,297
  12% Senior Subordinated Note due 2008                          $    307,071         02/09/00          303,761          304,795
  Limited Partnership Interest of Riverside VIII,
    VIII-A and VIII-B Holding Company, L.P.                       20.57% int.                *        1,555,992        1,555,626
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                            28,648 shs.               **          389,188           59,302
                                                                                                   ------------     ------------
                                                                                                      3,270,941        2,924,020
                                                                                                   ------------     ------------
 *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/09/00.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              15

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                 Principal Amount         Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious
vehicles and related accessories.
  13% Senior Subordinated Note due 2013                          $  1,977,885         01/17/06     $  1,798,680     $  2,017,442
  Limited Liability Company Unit (B)                               3,667 uts.         01/17/06          572,115          846,851
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                               619 shs.         01/17/06          170,801          142,978
                                                                                                   ------------     ------------
                                                                                                      2,541,596        3,007,271
                                                                                                   ------------     ------------
OVERTON'S HOLDING COMPANY
A marketer of marine and water sports accessories in the
United States.
  12% Senior Subordinated Note due 2014                          $  1,817,308         04/28/06        1,707,235        1,825,385
  Common Stock (B)                                                    95 shs.         04/28/06           95,000          113,841
  Warrant, exercisable until 2014, to purchase
    common stock at $.02 per share (B)                                94 shs.         04/28/06           83,720          112,247
                                                                                                   ------------     ------------
                                                                                                      1,885,955        2,051,473
                                                                                                   ------------     ------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and
overhaul services to the aerospace gas turbine engine and
airframe markets.
  14% Senior Subordinated Note due 2014                          $  2,211,163         07/03/06        2,105,146        2,255,387
  Preferred Unit (B)                                                 382 uts.         07/03/06          382,150          428,008
  Preferred Unit (B)                                                  69 uts.         07/03/06           68,790           77,045
  Common Unit Class I (B)                                            148 uts.         07/03/06             --            322,872
  Common Unit Class L (B)                                             31 uts.         07/03/06             --             68,231
                                                                                                   ------------     ------------
                                                                                                      2,556,086        3,151,543
                                                                                                   ------------     ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general
industrial, medical, and food industries.
  12% Senior Subordinated Note due 2013                          $  2,295,000         03/31/06        2,154,550        2,340,900
  Preferred Stock (B)                                                 36 shs.         03/31/06          329,596          353,532
  Common Stock (B)                                                    23 shs.         03/31/06           25,500           53,124
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                13 shs.         03/31/06           11,122           30,902
                                                                                                   ------------     ------------
                                                                                                      2,520,768        2,778,458
                                                                                                   ------------     ------------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous
oxygen and nitrogen generating systems used in the
global defense, oil & gas, and medical sectors.
  12% Senior Subordinated Note due 2012                          $  1,304,624         04/27/07        1,191,671        1,288,998
  Limited Liability Company Unit (B)                             1,754,707 uts.       04/27/07           63,233           60,011
                                                                                                   ------------     ------------
                                                                                                      1,254,904        1,349,009
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
  12% Senior Subordinated Note due 2008                          $  2,125,000         12/19/00        2,061,629        2,120,650
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                 2.42% int.         12/21/00          265,625          335,187
                                                                                                   ------------     ------------
                                                                                                      2,327,254        2,455,837
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                 Principal Amount         Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum
extruded products.
  12% Senior Subordinated Note due 2014                          $  2,040,000         10/02/06     $  1,893,982     $  2,081,348
  Limited Liability Company Unit (B)                               1,384 uts.         10/02/06          510,000          471,707
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                               344 shs.         10/02/06          124,644          117,322
                                                                                                   ------------     ------------
                                                                                                      2,528,626        2,670,377
                                                                                                   ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                 1,004 shs.         08/12/94          100,350             --
  Common Stock (B)                                                 2,600 shs.                *          126,866             --
                                                                                                   ------------     ------------
                                                                                                        227,216             --
                                                                                                   ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis
products.
  12% Senior Subordinated Note due 2012                          $  1,770,833         05/28/04        1,517,022        1,763,004
  Common Stock                                                   354,166 shs.         05/28/04          354,166          121,880
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share                               377,719 shs.         05/28/04          377,719          129,985
                                                                                                   ------------     ------------
                                                                                                      2,248,907        2,014,869
                                                                                                   ------------     ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies to major
restaurant chains and their franchisees.
  14% Senior Subordinated Note due 2012 (D)                      $  1,893,563         07/09/04        1,844,035             --
  Limited Partnership Interest (B)                                 9.26% int.         07/09/04          259,146             --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               528 shs.         07/09/04           49,061             --
                                                                                                   ------------     ------------
                                                                                                      2,152,242             --
                                                                                                   ------------     ------------
R A J MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold
under a variety of licensed brand names.
  12.5% Senior Subordinated Note due 2014                        $  2,267,190         12/15/06        2,090,363        2,335,206
  Limited Liability Company Unit (B)                               2,828 uts.         12/15/06          282,810          268,670
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                 3 shs.         12/15/06          131,483             --
                                                                                                   ------------     ------------
                                                                                                      2,504,656        2,603,876
                                                                                                   ------------     ------------
RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive
grinding wheels in the United States.
  12% Senior Subordinated Note due 2014                          $  2,260,638         02/10/06        2,111,398        2,328,457
  Common Stock (B)                                               289,362 shs.         02/10/06          289,362          327,616
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                           131,555 shs.         02/10/06          119,796          148,946
                                                                                                   ------------     ------------
                                                                                                      2,520,556        2,805,019
                                                                                                   ------------     ------------
RIVER RANCH FRESH FOODS LLC
A supplier of fresh produce to the retail and
foodservice channels.
  13% Senior Subordinated Note due 2011 (D)                      $  1,841,667         09/29/04        1,683,764          920,834
  Limited Liability Company Unit (B)                             470,176 uts.               **          712,899             --
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            23,575 shs.         09/29/04          157,903             --
                                                                                                   ------------     ------------
                                                                                                      2,554,566          920,834
                                                                                                   ------------     ------------
 *08/12/94 and 11/14/01.
**09/29/04, 06/04/07 and 06/14/07.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                 Principal Amount         Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured
marble bathroom products.
  12.5% Senior Subordinated Notes due 2011                       $  1,062,500         11/14/03     $    982,613     $  1,080,023
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               140 shs.         11/14/03          122,946          171,810
                                                                                                   ------------     ------------
                                                                                                      1,105,559        1,251,833
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
  Class B Common Stock (B)                                         1,480 shs.         06/02/99          256,212        1,005,338
                                                                                                   ------------     ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
  12% Senior Subordinated Note due 2012                          $  1,538,793         09/10/04        1,453,427        1,569,569
  Common Stock (B)                                                   586 shs.         09/10/04          586,207          936,307
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               134 shs.         09/10/04          113,578          213,421
                                                                                                   ------------     ------------
                                                                                                      2,153,212        2,719,297
                                                                                                   ------------     ------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
  12% Senior Subordinated Note due 2015                          $  1,961,538         08/31/07        1,779,039        1,947,804
  Limited Liability Company Unit (B)                                 588 uts.         08/31/07          588,462          559,037
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                               144 shs.         08/31/07          143,846                1
                                                                                                   ------------     ------------
                                                                                                      2,511,347        2,506,842
                                                                                                   ------------     ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD Holdings LLC                 1.43% int.         08/29/00          684,724             --
                                                                                                   ------------     ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative
carpets and rugs.
  12.13% Senior Subordinated Note due 2014                       $  2,239,024         08/01/06        2,108,751        2,224,397
  Common Stock (B)                                                   311 shs.         08/01/06          310,976          323,230
  Warrant, exercisable until 2014, to purchase
    common stock at $.02 per share (B)                               104 shs.         08/01/06           93,293          107,650
                                                                                                   ------------     ------------
                                                                                                      2,513,020        2,655,277
                                                                                                   ------------     ------------
STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                           106,539 shs.         01/14/00          658,751             --
                                                                                                   ------------     ------------
SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic
injection molding process.
  Limited Liability Company Unit (B)                               1.99% int.         08/20/03           63,207           14,101
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            86,780 shs.         08/21/03           19,359           19,359
                                                                                                   ------------     ------------
                                                                                                         82,566           33,460
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                 Principal Amount         Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provides specialty services
to the North American railroad industry.
  13% Senior Subordinated Note due 2013                          $  2,217,385         10/14/05     $  1,925,227     $  2,261,733
  Common Stock (B)                                                 2,203 shs.         10/14/05            2,203          836,068
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                             1,167 shs.         10/14/05          294,403          442,892
                                                                                                   ------------     ------------
                                                                                                      2,221,833        3,540,693
                                                                                                   ------------     ------------
TERRA RENEWAL SERVICES, INC.
A provider of wastewater residual management and
required environmental reporting, permitting, nutrient
management planning and record keeping to companies
involved in poultry and food processing.
  8.61% Senior Secured Tranche B Note due 2012 (C)               $  1,450,043                *        1,444,894        1,436,736
  10.5% Senior Secured Tranche B Note due 2012 (C)               $     75,342                *           75,342           74,651
  12% Senior Subordinated Note due 2014                          $  1,162,110               **        1,108,431        1,154,991
  Limited Partnership Interest of
    Saw Mill Capital Fund V, L.P.                                  2.30% int.         03/01/05          116,285          462,692
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                72 shs.         04/28/06           60,597          115,673
                                                                                                   ------------     ------------
                                                                                                      2,805,549        3,244,743
                                                                                                   ------------     ------------
TOTAL EQUIPMENT & SERVICE, INC.
A manufacturer of a wide variety of equipment used in the
oil and gas industry.
  10.5% Senior Secured Term Note due 2013                        $    851,351         03/02/07          838,581          848,404
  13% Senior Subordinated Note due 2014                          $    598,450         03/02/07          490,608          595,553
  Common Stock (B)                                               125,199 shs.         03/02/07          125,199          118,939
  Warrant, exercisable until 2014 to purchase
    common stock at $.01 per share (B)                            34,533 shs.         03/02/07           95,873              345
                                                                                                   ------------     ------------
                                                                                                      1,550,261        1,563,241
                                                                                                   ------------     ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
  13% Senior Subordinated Note due 2009                          $  2,712,000         02/05/98        2,606,446        2,712,000
  Common Stock (B)                                                   630 shs.         02/04/98          630,000          305,699
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                               444 shs.         02/05/98          368,832          215,445
                                                                                                   ------------     ------------
                                                                                                      3,605,278        3,233,144
                                                                                                   ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
  12% Senior Subordinated Note due 2013                          $  1,734,000         08/31/05        1,668,395        1,782,179
  Common Stock (B)                                                 1,078 shs.              ***        1,078,450        1,128,991
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                86 shs.         08/31/05           77,485           89,968
                                                                                                   ------------     ------------
                                                                                                      2,824,330        3,001,138
                                                                                                   ------------     ------------
  *04/28/06 and 12/21/06.
 **04/28/06 and 09/13/06.
***08/31/05 and 04/30/07.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              19

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                 Principal Amount         Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                        $    395,108         01/20/00     $    395,108     $    395,108
  12% Senior Subordinated Note due 2010                          $  1,326,500         01/20/00        1,297,071        1,326,500
  Common Stock (B)                                               227,400 shs.         01/20/00          227,400        1,062,913
  Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                             260,563 shs.         01/20/00           98,540        1,217,924
                                                                                                   ------------     ------------
                                                                                                      2,018,119        4,002,445
                                                                                                   ------------     ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and
medium duty trucks, primarily dump bodies, hoists,
various forms of flat-bed bodies, landscape bodies and
other accessories.
  12% Senior Subordinated Note due 2013                          $  2,309,541                *        2,166,368        2,292,687
  Common Stock (B)                                                   742 shs.                *          800,860        1,347,531
  Warrant, exercisable until 2013, to purchase
    common stock at $.02 per share (B)                               153 shs.                *          159,894          278,314
                                                                                                   ------------     ------------
                                                                                                      3,127,122        3,918,532
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                        $  1,062,500         04/11/03        1,016,854        1,073,125
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                             5,781 shs.         04/11/03           83,927          266,376
                                                                                                   ------------     ------------
                                                                                                      1,100,781        1,339,501
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice
making, wine storage and refrigeration appliances.
  12.5% Senior Subordinated Note due 2012                        $  1,882,100         04/30/04        1,729,976        1,885,363
  Common Stock (B)                                                   182 shs.         04/30/04          182,200          154,614
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               230 shs.         04/30/04          211,736          195,533
                                                                                                   ------------     ------------
                                                                                                      2,123,912        2,235,510
                                                                                                   ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in
other entities.
  Series A Preferred Units                                         0.15% int.         12/02/96              937             --
                                                                                                   ------------     ------------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the
aerospace industry.
  10.5% Senior Secured Term Loan due 2013                        $    802,941         05/17/07          790,897          790,820
  13% Senior Subordinated Note due 2014                          $    648,530         05/17/07          582,172          641,768
  Common Stock (B)                                               123,529 shs.         05/17/07          123,529          117,353
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                            35,006 shs.         05/17/07           55,055              350
                                                                                                   ------------     ------------
                                                                                                      1,551,653        1,550,291
                                                                                                   ------------     ------------
*07/19/05 and 12/22/05.
--------------------------------------------------------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(Cont.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                 Principal Amount         Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused
on the foodservice industry.
  15% Senior Subordinated Note due 2011                          $  2,107,669         09/24/04     $  1,956,035     $  1,896,902
  Common Stock (B)                                                26,456 shs.                *          264,558          211,648
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            23,787 shs.         09/24/04          186,883          190,296
                                                                                                   ------------     ------------
                                                                                                      2,407,476        2,298,846
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
  12.5% Senior Subordinated Note due 2012                        $  1,700,000         07/19/04        1,483,065        1,561,162
  Limited Liability Company Unit Class A (B)                       1.75% int.         07/19/04          414,375             --
  Limited Liability Company Unit Class B (B)                       0.77% int.         07/19/04          182,935             --
                                                                                                   ------------     ------------
                                                                                                      2,080,375        1,561,162
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting
goods apparel.
  Limited Partnership Interest                                     0.40% int.         07/12/04            3,728           88,585
                                                                                                   ------------     ------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
  12.13% Senior Subordinated Note due 2014                       $  1,721,250         11/30/06        1,605,387        1,669,301
  Common Stock (B)                                                   191 shs.         11/30/06          191,250          172,125
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                95 shs.         11/30/06           86,493                1
                                                                                                   ------------     ------------
                                                                                                      1,883,130        1,841,427
                                                                                                   ------------     ------------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
  13% Senior Subordinated Note due 2015                          $  1,159,196         05/14/07        1,054,488        1,158,095
  Limited Partnership Interests (B)                              115,804 uts.         05/14/07          115,804          110,014
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                88 shs.         05/14/07           83,462                1
                                                                                                   ------------     ------------
                                                                                                      1,253,754        1,268,110
                                                                                                   ------------     ------------
Total Private Placement Investments                                                                $178,548,861     $174,923,972
                                                                                                   ------------     ------------
*09/24/04 and 12/22/06.








--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              21

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES: (A) (Continued)    Rate       Date        Amount         Cost       Fair Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 7.22%:

BONDS - 7.22%
  American Tire Distributor (C)                   11.610%    04/01/12   $  1,000,000  $    950,000  $    992,500
  Bombardier, Inc.                                 6.300     05/01/14      1,000,000       890,000       980,000
  Bristow Group, Inc.                              7.500     09/15/17        150,000       150,000       153,000
  Calpine Corporation                              8.750     07/15/13        500,000       465,000       545,000
  Chaparral Energy, Inc.                           8.875     02/01/17      1,500,000     1,491,780     1,406,250
  Charter Communications Op LLC                    8.000     04/30/12        250,000       249,375       248,750
  Community Health Systems, Inc.                   8.875     07/15/15      1,200,000     1,168,698     1,233,000
  Compucom Systems, Inc.                          12.500     10/01/15      1,330,000     1,295,848     1,266,825
  Douglas Dynamics LLC                             7.750     01/15/12        630,000       632,860       567,000
  Dynegy Holdings, Inc.                            7.500     06/01/15        500,000       445,000       482,500
  G F S I, Inc. (C)                               11.500     06/01/11        750,000       682,541       780,000
  H C A, Inc.                                      9.250     11/15/16        975,000       991,495     1,035,938
  Hawker Beechcraft Acquisition Co.                9.750     04/01/17      1,275,000     1,287,532     1,303,688
  Intergen NV                                      9.000     06/30/17        750,000       743,918       787,500
  Kar Holdings, Inc.                               8.750     05/01/14         50,000        50,000        47,875
  Packaging Dynamics Corporation of America       10.000     05/01/16      1,500,000     1,498,989     1,507,500
  Pinnacle Foods Finance LLC                      10.625     04/01/17      2,000,000     1,807,500     1,875,000
  Quebecor Media, Inc.                             7.750     03/15/16        175,000       164,063       167,125
  Rite Aid Corporation                             9.500     02/01/15      1,600,000     1,453,326     1,496,000
  Steel Dynamics, Inc.                             6.750     04/01/15        200,000       200,000       193,196
  Tenaska Alabama Partners LP                      7.000     06/30/21        339,376       339,376       340,905
  Tesoro Petroleum Corporation                     6.500     06/01/17        500,000       500,000       496,250
  Tunica-Biloxi Gaming Authority                   9.000     11/15/15      1,075,000     1,106,157     1,066,938
                                                                                      ------------  ------------
    TOTAL BONDS                                                                       $ 18,563,458    18,972,740
                                                                                      ------------  ------------
COMMON STOCK - 0.00%
  Jordan Telecom Products (B)                                                     70  $     14,000          --
                                                                                      ------------  ------------
    TOTAL COMMON STOCK                                                                      14,000          --
                                                                                      ------------  ------------
TOTAL RULE 144A SECURITIES                                                              18,577,458    18,972,740
                                                                                      ------------  ------------
    TOTAL CORPORATE RESTRICTED SECURITIES                                             $197,126,319  $193,896,712
                                                                                      ------------  ------------



--------------------------------------------------------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES - 33.84%: (A)           Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 31.01%
  A M C Entertainment, Inc.                       11.000%    02/01/16   $    815,000  $    817,310  $    867,975
  Activant Solutions, Inc.                         9.500     05/01/16        150,000       150,000       132,000
  Affinia Group, Inc.                              9.000     11/30/14      1,010,000       936,070       949,400
  Alamosa Delaware, Inc.                           8.500     01/31/12        400,000       400,000       417,570
  ALH Fin LLC / ALH Fin Corporation                8.500     01/15/13      1,550,000     1,519,533     1,488,000
  Allied Waste NA                                  7.875     04/15/13      1,000,000     1,020,026     1,032,500
  Appleton Papers, Inc.                            8.125     06/15/11        300,000       300,000       296,250
  Aramark Corporation                              8.500     02/01/15        200,000       200,000       204,000
  Aramark Corporation                              8.856     02/01/15        200,000       200,000       202,000
  Atlas Pipeline Partners                          8.125     12/15/15        200,000       200,000       197,000
  Bally Total Fitness Holdings Corporation         9.875     10/15/07        135,000       128,925       121,500
  Basic Energy Services                            7.125     04/15/16        225,000       225,000       218,813
  Blockbuster, Inc. (C)                            9.000     09/01/12        475,000       475,793       427,500
  Brigham Exploration Co.                          9.625     05/01/14      1,200,000     1,167,903     1,131,000
  CCH I Holdings LLC                              11.125     01/15/14      1,550,000     1,141,938     1,410,500
  Cablevision Systems Corporation                  8.000     04/15/12      1,000,000     1,011,998       970,000
  Cenveo Corporation                               7.875     12/01/13      1,100,000     1,100,000     1,001,000
  Cincinnati Bell, Inc.                            8.375     01/15/14      1,100,000     1,007,500     1,097,250
  Clayton Williams Energy, Inc.                    7.750     08/01/13      1,200,000     1,179,000     1,128,000
  Del Monte Corporation                            8.625     12/15/12        225,000       225,000       228,375
  Dynegy Holdings, Inc.                            6.875     04/01/11        500,000       422,500       491,250
  Dynegy Holdings, Inc.                            8.375     05/01/16        330,000       330,000       331,650
  Edison Mission Energy                            7.750     06/15/16         55,000        55,000        56,925
  El Paso Corporation                              7.875     06/15/12      1,000,000     1,043,248     1,045,862
  Esterline Technologies                           7.750     06/15/13        200,000       200,000       203,000
  Flextronics International Ltd.                   6.500     05/15/13        400,000       400,000       382,000
  Ford Motor Credit Co.                            7.375     10/28/09      1,250,000     1,246,875     1,225,696
  Ford Motor Credit Co.                            7.450     07/16/31      1,875,000     1,491,563     1,471,875
  Ford Motor Credit Co.                            8.000     12/15/16        300,000       294,966       281,280
  Freeport-McMoran Copper & Gold                   8.375     04/01/17        385,000       385,000       420,613
  Gencorp, Inc.                                    9.500     08/15/13        259,000       259,000       270,008
  General Motors Acceptance Corporation            6.875     08/28/12      1,500,000     1,372,500     1,406,976
  General Motors Acceptance Corporation            7.750     01/19/10      1,250,000     1,283,392     1,239,830
  General Motors Corporation                       8.375     07/15/33      1,875,000     1,669,688     1,642,969
  Goodyear Tire & Rubber Co.                       7.857     08/15/11      1,400,000     1,342,750     1,421,000
  Graham Packaging Corporation                     9.875     10/15/14      1,000,000       902,500       990,000
  Great Lakes Dredge & Dock Corporation            7.750     12/15/13        500,000       481,250       480,000
  GulfMark Offshore, Inc.                          7.750     07/15/14        565,000       562,599       567,825
  Hawaiian Telcom Communication                   12.500     05/01/15      1,425,000     1,562,367     1,539,000
  Idearc, Inc.                                     8.000     11/15/16      1,000,000     1,002,000       997,500
  Inergy LP                                        8.250     03/01/16        150,000       150,000       154,875
  Innophos, Inc.                                   8.875     08/15/14         75,000        74,250        74,250
  Intelsat Bermuda Ltd.                            9.250     06/15/16      1,365,000     1,417,894     1,416,188
  Interline Brands, Inc.                           8.125     06/15/14      1,200,000     1,191,107     1,185,000
  Iron Mountain, Inc.                              8.750     07/15/18      1,065,000     1,098,613     1,107,600
  Koppers, Inc.                                    9.875     10/15/13        477,000       477,000       504,428
  Land O'Lakes, Inc.                               9.000     12/15/10        750,000       750,000       778,125
  Lazard LLC                                       7.125     05/15/15        750,000       749,408       757,500
  Lear Corporation                                 8.750     12/01/16      1,000,000       942,500       940,000
  Leucadia National Corporation                    7.000     08/15/13        650,000       660,008       624,000
  Liberty Media Corporation                        5.700     05/15/13      1,000,000       951,610       934,229
  Mac-Gray Corporation                             7.625     08/15/15        600,000       600,000       600,000
  Majestic Star Casino LLC                         9.500     10/15/10        500,000       500,000       480,000
  Manitowoc Company, Inc.                          7.125     11/01/13        200,000       200,000       199,000
  Mariner Energy, Inc.                             8.000     05/15/17        800,000       805,366       782,000
  Markwest Energy Operating Co.                    6.875     11/01/14        775,000       763,000       716,875
  Mediacom Broadband LLC                           8.500     10/15/15      1,500,000     1,518,493     1,503,750
  Metaldyne Corporation                           11.000     06/15/12        750,000       601,250       643,125
  Metaldyne Corporation (C)                       10.000     11/01/13        510,000       513,214       484,500

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              23

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES (A) (Continued)         Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
BONDS, CONTINUED
  Michaels Stores, Inc.                           10.000%    11/01/14   $  1,500,000  $  1,505,534  $  1,537,500
  N R G Energy, Inc.                               7.375     02/01/16        175,000       175,000       175,438
  N T L Cable PLC                                  9.125     08/15/16      1,380,000     1,417,870     1,431,750
  Nalco Co.                                        7.750     11/15/11        500,000       500,000       510,000
  Neiman Marcus Group, Inc.                       10.375     10/15/15      1,250,000     1,250,000     1,362,500
  Newark Group, Inc.                               9.750     03/15/14        850,000       796,863       816,000
  North American Energy Partners                   8.750     12/01/11      1,165,000     1,176,430     1,176,650
  NOVA Chemicals Corporation (C)                   8.484     11/15/13        475,000       475,000       465,500
  O E D Corp./Diamond Jo Company Guarantee         8.750     04/15/12      1,000,000       985,960       997,500
  Offshore Logistics, Inc.                         6.125     06/15/13        450,000       450,000       436,500
  Pacific Energy Partners                          7.125     06/15/14        500,000       503,426       512,710
  Pacific Energy Partners                          6.250     09/15/15        150,000       149,316       144,523
  Petrohawk Energy Corporation                     9.125     07/15/13      1,500,000     1,524,995     1,582,500
  Pliant Corporation                              11.125     09/01/09        550,000       539,000       495,000
  Pliant Corporation (C)                          11.850     06/15/09        935,222       942,570       981,984
  Polypore, Inc.                                   8.750     05/15/12      1,960,000     1,893,800     1,891,400
  Pregis Corporation                              12.375     10/15/13      1,000,000       981,490     1,080,000
  Quality Distribution, Inc.                       9.000     11/15/10      1,030,000     1,001,575       981,075
  Quality Distribution, Inc. (C)                   9.860     01/15/12        545,000       547,502       547,725
  Quicksilver Resources, Inc.                      7.125     04/01/16        500,000       500,000       492,500
  RBS Global & Rexnord Corporation                11.750     08/01/16        275,000       284,777       292,875
  Rent-A-Center, Inc.                              7.500     05/01/10        200,000       200,000       190,000
  Rental Service Corporation                       9.500     12/01/14      1,500,000     1,489,955     1,432,500
  Rock-Tenn Co.                                    8.200     08/15/11        825,000       847,106       852,844
  Sheridan Acquisition Corporation                10.250     08/15/11        375,000       370,001       378,281
  Sierra Pacific Resources                         6.750     08/15/17        635,000       637,996       624,681
  Stanadyne Corporation                           10.000     08/15/14      1,500,000     1,500,000     1,507,500
  Stewart & Stevenson LLC                         10.000     07/15/14      1,500,000     1,538,408     1,522,500
  Stratos Global                                   9.875     02/15/13        575,000       578,418       605,188
  Tekni-Plex, Inc.                                12.750     06/15/10      1,000,000       960,125       690,000
  Tekni-Plex, Inc.                                 8.750     11/15/13        650,000       655,424       586,625
  Tenet Healthcare Corporation                     9.875     07/01/14        500,000       488,370       457,500
  Tenneco, Inc.                                    8.625     11/15/14      1,000,000     1,002,438     1,007,500
  Texas Industries, Inc.                           7.250     07/15/13         70,000        70,000        69,825
  Titan International, Inc.                        8.000     01/15/12        150,000       150,000       149,625
  Trimas Corporation                               9.875     06/15/12        823,000       764,250       839,460
  Triton PCS, Inc.                                 8.500     06/01/13        550,000       550,000       575,438
  Tube City IMS Corporation                        9.750     02/01/15      1,000,000     1,010,804       977,500
  Unisys Corporation                               8.000     10/15/12        190,000       190,000       180,025
  United Components, Inc.                          9.375     06/15/13      1,080,000     1,081,253     1,096,200
  United Rentals, Inc.                             7.750     11/15/13        625,000       625,000       643,750
  United Rentals, Inc.                             7.000     02/15/14        500,000       500,000       510,000
  Universal City Florida (C)                      10.106     05/01/10        200,000       200,000       202,000
  Universal City Florida                           8.375     05/01/10        200,000       200,000       201,500
  Valassis Communications, Inc.                    8.250     03/01/15        790,000       771,521       687,300
  Vought Aircraft Industries                       8.000     07/15/11      1,000,000       999,181       977,500
  Warner Music Group Corporation                   7.375     04/15/14        275,000       275,000       239,250
  Waste Services, Inc.                             9.500     04/15/14      1,100,000     1,122,408     1,100,000
  Yankee Acquisition Corporation                   8.500     02/15/15      1,500,000     1,430,625     1,455,000
                                                                                      ------------  ------------
    TOTAL BONDS                                                                       $ 81,486,298    81,542,459
                                                                                      ------------  ------------


--------------------------------------------------------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES (A) (Continued)         Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
COMMON STOCK - 2.60%
  Bally Total Fitness Holdings Corporation (B)                                   600  $      5,520  $        207
  EnerNOC, Inc. (B)                                                           46,500     1,283,262     1,775,370
  ITC^DeltaCom, Inc.                                                         178,666     1,563,328     1,250,662
  PepsiAmericas, Inc.                                                         92,145     2,006,365     2,989,184
  Supreme Industries, Inc.                                                   115,721       267,323       810,047
                                                                                      ------------  ------------
    TOTAL COMMON STOCK                                                                   5,125,798     6,825,470
                                                                                      ------------  ------------
CONVERTIBLE BONDS - 0.23%
  Citadel Broadcasting Corporation                 1.875%    02/15/11   $    700,000  $    543,375  $    600,250
                                                                                      ------------  ------------
    TOTAL CONVERTIBLE BONDS                                                                543,375       600,250
                                                                                      ------------  ------------
TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 87,155,471  $ 88,968,179
                                                                                      ------------  ------------


                                                 Interest      Due        Principal
SHORT-TERM SECURITIES:                          Rate/Yield*    Date        Amount         Cost      Market Value
                                                 --------    --------   ------------  ------------  ------------

COMMERCIAL PAPER - 1.02%
  Burlington Northern Santa Fe                     5.403%    10/01/07   $  1,000,000  $    999,700  $    999,700
  Newell Rubbermaid, Inc.                          5.402     10/01/07      1,697,000     1,696,491     1,696,491
                                                                                      ------------  ------------
    TOTAL SHORT-TERM SECURITIES                                                       $  2,696,191  $  2,696,191
                                                                                      ------------  ------------
TOTAL INVESTMENTS                                 108.61%                             $286,977,981  $285,561,082
                                                                                      ============  ------------
  Other Assets                                      3.99                                              10,477,864
  Liabilities                                     (12.60)                                            (33,117,427)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $262,921,519
                                                  ======                                            ============


(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 09/30/07.
(D) Defaulted security; interest not accrued.
  * Effective yield at purchase








                                          See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              25

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 3.79%                                                      BUILDINGS & REAL ESTATE - 1.48%
Consolidated Foundries Holdings                $    3,808,470          K W P I Holdings Corporation                   $    2,489,020
Esterline Technologies                                203,000          Texas Industries, Inc.                                 69,825
Gencorp, Inc.                                         270,008          TruStile Doors, Inc.                                1,339,501
P A S Holdco LLC                                    3,151,543                                                         --------------
Visioneering, Inc.                                  1,550,291                                                              3,898,346
Vought Aircraft Industries                            977,500                                                         --------------
                                               --------------          CHEMICAL, PLASTICS & RUBBER - 0.76%
                                                    9,960,812          Capital Specialty Plastics, Inc.                      447,145
                                               --------------          Innophos, Inc.                                         74,250
AUTOMOBILE - 10.82%                                                    Koppers, Inc.                                         504,428
American Tire Distributor                             992,500          Nalco Co.                                             510,000
Ford Motor Credit Co.                               2,978,851          NOVA Chemicals Corporation                            465,500
Fuel Systems Holding Corporation                    2,489,658                                                         --------------
General Motors Acceptance Corporation               2,646,806                                                              2,001,323
General Motors Corporation                          1,642,969                                                         --------------
Goodyear Tire & Rubber Co.                          1,421,000          CONSUMER PRODUCTS - 8.59%
Jason, Inc.                                         2,033,269          Aero Holdings, Inc.                                 3,117,215
Lear Corporation                                      940,000          ALH Fin LLC/ALH Fin Corporation                     1,488,000
LIH Investors, L.P.                                      --            Augusta Sportswear Holding Co.                      3,259,106
Metaldyne Corporation                               1,127,625          Bravo Sports Holding Corporation                    2,577,410
Nyloncraft, Inc.                                    1,896,875          G F S I, Inc.                                         780,000
Ontario Drive & Gear Ltd.                           3,007,271          Kar Holdings, Inc.                                     47,875
Qualis Automotive LLC                               2,014,869          K N B Holdings Corporation                          2,618,959
Tenneco, Inc.                                       1,007,500          Momentum Holding Co.                                1,527,693
Titan International, Inc.                             149,625          R A J Manufacturing Holdings LLC                    2,603,876
Transtar Holding Company                            3,001,138          Royal Baths Manufacturing Company                   1,251,833
United Components, Inc.                             1,096,200          The Tranzonic Companies                             3,233,144
                                               --------------          Walls Industries, Inc.                                 88,585
                                                   28,446,156                                                         --------------
                                               --------------                                                             22,593,696
BEVERAGE, DRUG & FOOD - 5.07%                                                                                         --------------
Aramark Corporation                                   406,000          CONTAINERS, PACKAGING
Beta Brands Ltd.                                         --              & GLASS - 5.96%
Del Monte Corporation                                 228,375          Flutes, Inc.                                        1,589,212
Eagle Pack Pet Foods, Inc.                          1,657,793          Graham Packaging Corporation                          990,000
Land O'Lakes, Inc.                                    778,125          Maverick Acquisition Company                          967,314
Nonni's Food Company                                2,544,591          P I I Holding Corporation                           2,778,458
PepsiAmericas, Inc.                                 2,989,184          Packaging Dynamics Corporation of America           1,507,500
Rite Aid Corporation                                1,496,000          Paradigm Packaging, Inc.                            2,455,837
River Ranch Fresh Foods LLC                           920,834          Pliant Corporation                                  1,476,984
Specialty Foods Group, Inc.                              --            Pregis Corporation                                  1,080,000
Vitality Foodservice, Inc.                          2,298,846          Tekni-Plex, Inc.                                    1,276,625
                                               --------------          Vitex Packaging Group, Inc.                         1,561,162
                                                   13,319,748                                                         --------------
                                               --------------                                                             15,683,092
BROADCASTING & ENTERTAINMENT - 3.02%                                                                                  --------------
CCH I Holdings LLC                                  1,410,500          DISTRIBUTION - 3.81%
Cablevision Systems Corporation                       970,000          Affina Group, Inc.                                    949,400
Cenveo Corporation                                  1,001,000          Duncan Systems, Inc.                                1,555,863
Charter Communications Op LLC                         248,750          Kele and Associates, Inc.                           2,275,126
Citadel Broadcasting Corporation                      600,250          Magnatech International, Inc.                       2,260,386
Liberty Media Corporation                             934,229          O R S Nasco Holding, Inc.                           2,966,935
Mediacom Broadband LLC                              1,503,750          QualServ Corporation                                     --
Workplace Media Holding Co.                         1,268,110          Strategic Equipment & Supply Corporation, Inc.           --
                                               --------------                                                         --------------
                                                    7,936,589                                                             10,007,710
                                               --------------                                                         --------------

------------------------------------------------------------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value                                                           Market Value
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                              HEALTHCARE, EDUCATION
  MANUFACTURING - 6.24%                                                  & CHILDCARE - 3.81%
Activant Solutions, Inc.                       $      132,000          A T I Acquisition Company                      $    2,210,230
Arrow Tru-Line Holdings, Inc.                       1,817,591          American Hospice Management Holding LLC             2,363,330
Bombardier, Inc.                                      980,000          Community Health Systems                            1,233,000
Douglas Dynamics LLC                                  567,000          F H S Holdings LLC                                  2,710,278
Evans Consoles, Inc.                                     --            H C A, Inc.                                         1,035,938
Great Lakes Dredge & Dock Corporation                 480,000          Tenet Healthcare Corporation                          457,500
Polypore, Inc.                                      1,891,400                                                         --------------
Postle Aluminum Company LLC                         2,670,377                                                             10,010,276
Radiac Abrasives, Inc.                              2,805,019                                                         --------------
RBS Global & Rexnord Corp.                            292,875          HOME & OFFICE FURNISHINGS,
Trimas Corporation                                    839,460            HOUSEWARES, AND DURABLE
Truck Bodies & Equipment International              3,918,532            CONSUMER PRODUCTS - 6.22%
                                               --------------          Connor Sport Court International, Inc.              1,000,560
                                                   16,394,254          H M Holding Company                                 2,014,102
                                               --------------          Home Decor Holding Company                          2,363,701
DIVERSIFIED/CONGLOMERATE,                                              Justrite Manufacturing Acquisition Co.              1,828,336
  SERVICE - 3.60%                                                      Monessen Holding Corporation                        2,410,626
Allied Waste NA                                     1,032,500          Stanton Carpet Holding Co.                          2,655,277
CapeSuccess LLC                                         5,862          U-Line Corporation                                  2,235,510
Diversco, Inc./DHI Holdings, Inc.                        --            Wellborn Forest Holding Co.                         1,841,427
Dwyer Group, Inc.                                   1,212,913                                                         --------------
Fowler Holding, Inc.                                2,442,104                                                             16,349,539
Insurance Claims Management, Inc.                        --                                                           --------------
Interline Brands, Inc.                              1,185,000          LEISURE, AMUSEMENT,
Iron Mountain, Inc.                                 1,107,600            ENTERTAINMENT - 4.53%
Mac-Gray Corporation                                  600,000          A M C Entertainment, Inc.                             867,975
Mail Communications Group, Inc.                     1,253,191          Bally Total Fitness Holding Corporation               121,707
Moss, Inc.                                            637,793          Electra Bicycle Company, Inc.                       1,557,650
                                               --------------          Keepsake Quilting, Inc.                             1,416,576
                                                    9,476,963          Majestic Star Casino LLC                              480,000
                                               --------------          O E D Corp/Diamond Jo Company Guarantee               997,500
ELECTRONICS - 1.90%                                                    Overton's Holding Company                           2,051,473
Calpine Corporation                                   545,000          Savage Sports Holding, Inc.                         2,719,297
Connecticut Electric, Inc.                          2,597,791          Tunica-Biloxi Gaming Authority                      1,066,938
Directed Electronics, Inc.                          1,470,554          Universal City Florida                                403,500
Flextronics International Ltd.                        382,000          Warner Music Group Corporation                        239,250
                                               --------------                                                         --------------
                                                    4,995,345                                                             11,921,866
                                               --------------                                                         --------------
FARMING & AGRICULTURE - 0.00%                                          MACHINERY - 9.79%
Protein Genetics, Inc.                                   --            Davis-Standard LLC                                  2,556,200
                                               --------------          Integration Technology Systems, Inc.                  416,111
FINANCIAL SERVICES - 3.24%                                             Manitowoc Company, Inc.                               199,000
Hawker Beechcraft Acquisition Co.                   1,303,688          Maxon Corporation                                   5,134,531
Highgate Capital LLC                                     --            Morton Industrial Group, Inc.                       2,352,815
Lazard LLC                                            757,500          Navis Global                                        2,470,926
Leucadia National Corporation                         624,000          NetShape Technologies, Inc.                         2,368,216
Nesco Holdings Corp.                                2,509,910          Pacific Consolidated Holdings LLC                   1,349,009
Pinnacle Foods Finance LLC                          1,875,000          Safety Speed Cut Manufacturing Company, Inc.        1,005,338
Victory Ventures LLC                                     --            Stanadyne Corporation                               1,507,500
Yankee Acquisition Corporation                      1,455,000          Stewart & Stevenson LLC                             1,522,500
                                               --------------          Supreme Industries, Inc.                              810,047
                                                    8,525,098          Synventive Equity LLC                                  33,460
                                               --------------          Tronair, Inc.                                       4,002,445
                                                                                                                      --------------
                                                                                                                          25,728,098
                                                                                                                      --------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  27

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2007
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value                                                           Market Value
                                               --------------                                                         --------------
MEDICAL DEVICES/BIOTECH - 2.44%                                        TECHNOLOGY - 2.18%
Coeur, Inc.                                    $    1,512,458          Compucom Systems, Inc.                         $    1,266,825
E X C Acquisition Corporation                         171,101          EnerNOC, Inc.                                       1,775,370
MicroGroup, Inc.                                    3,081,462          Smart Source Holdings LLC                           2,506,842
OakRiver Technology, Inc.                           1,646,595          Unisys Corporation                                    180,025
                                               --------------                                                         --------------
                                                    6,411,616                                                              5,729,062
                                               --------------                                                         --------------
MINING, STEEL, IRON &                                                  TELECOMMUNICATIONS - 3.17%
  NON PRECIOUS METALS - 0.61%                                          Alamosa Delaware, Inc.                                417,570
Freeport-McMoran Copper & Gold                        420,613          Cincinnati Bell, Inc.                               1,097,250
Steel Dynamics, Inc.                                  193,196          Hawaiian Telecom Communications                     1,539,000
Tube City IMS Corporation                             977,500          Intelsat Bermuda Ltd.                               1,416,188
                                               --------------          ITC^DeltaCom, Inc.                                  1,250,662
                                                    1,591,309          Jordan Telecom Products                                  --
                                               --------------          N T L Cable PLC                                     1,431,750
NATURAL RESOURCES - 0.44%                                              Stratos Global                                        605,188
Appleton Papers, Inc.                                 296,250          Triton P C S, Inc.                                    575,438
Rock-Tenn Co.                                         852,844                                                         --------------
                                               --------------                                                              8,333,046
                                                    1,149,094                                                         --------------
                                               --------------          TRANSPORTATION - 2.30%
OIL AND GAS - 3.71%                                                    NABCO, Inc.                                           978,486
Atlas Pipeline Partners                               197,000          Quality Distribution, Inc.                          1,528,800
Basic Energy Services                                 218,813          Tangent Rail Corporation                            3,540,693
Brigham Exploration Co.                             1,131,000                                                         --------------
Bristow Group, Inc.                                   153,000                                                              6,047,979
Chaparral Energy, Inc.                              1,406,250                                                         --------------
Clayton Williams Energy, Inc.                       1,128,000          UTILITIES - 2.83%
GulfMark Offshore, Inc.                               567,825          Dynegy Holdings, Inc.                               1,305,400
Mariner Energy, Inc.                                  782,000          Edison Mission Energy                                  56,925
North American Energy Partners                      1,176,650          El Paso Corporation                                 1,045,862
Offshore Logistics, Inc.                              436,500          Inergy LP                                             154,875
Quicksilver Resources, Inc.                           492,500          Intergen NV                                           787,500
Tesoro Petroleum Corporation                          496,250          Markwest Energy Operating Co.                         716,875
Total Equipment & Service, Inc.                     1,563,241          N R G Energy, Inc.                                    175,438
                                               --------------          Pacific Energy Partners                               657,233
                                                    9,749,029          Petrohawk Energy Corporation                        1,582,500
                                               --------------          Sierra Pacific Resources                              624,681
PHARMACEUTICALS - 1.04%                                                Tenaska Alabama Partners LP                           340,905
CorePharma LLC                                      2,631,682                                                         --------------
Enzymatic Therapy, Inc.                               106,250                                                              7,448,194
                                               --------------                                                         --------------
                                                    2,737,932          WASTE MANAGEMENT / POLLUTION - 1.65%
                                               --------------          Terra Renewal Services, Inc.                        3,244,743
PUBLISHING/PRINTING - 1.16%                                            Waste Services, Inc.                                1,100,000
Idearc, Inc.                                          997,500                                                         --------------
Newark Group, Inc.                                    816,000                                                              4,344,743
Quebecor Media, Inc.                                  167,125                                                         --------------
Sheridan Acquisition Corporation                      378,281          Total Corporate Restricted and
Valassis Communications, Inc.                         687,300          Public Securities - 107.59%                    $  282,864,891
                                               --------------                                                         ==============
                                                    3,046,206
                                               --------------
RETAIL STORES - 3.43%
Blockbuster, Inc.                                     427,500
Michaels Stores, Inc.                               1,537,500
Neiman Marcus Group, Inc.                           1,362,500
Olympic Sales, Inc.                                 2,924,020
Rent-A-Center, Inc.                                   190,000
Rental Service Corporation                          1,432,500
United Rentals, Inc.                                1,153,750
                                               --------------
                                                    9,027,770
                                               --------------


                                          See Notes to Consolidated Financial Statements.
------------------------------------------------------------------------------------------------------------------------------------
28

INCOME TAX INFORMATION

The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of September 30, 2007. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of September 30, 2007 is $1,416,899 and consists of $27,221,597 appreciation and $28,638,496 depreciation.

ITEM 2.  CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Corporate Investors
             ------------------------------


By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     November 26, 2007
     ------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     November 26, 2007
     ------------------------------------------------------------------



By (Signature and Title)* /s/ James M. Roy
                          ---------------------------------------------
                          James M. Roy, Vice President and
                          Chief Financial Officer


Date     November 26, 2007
     ------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.